UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    May 4, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total: 369644


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
OIL SVC HOLDERS TR              DEPOSTRY RCPT    678002106    65892    400900 SH        SOLE          400900
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    72322   1204162 SH        SOLE         1204162
SPDR GOLD TRUST             	GOLD SHS         78463V107    92834    663956 SH        SOLE          663956
ISHARES TR                      BARCLYS 20+ YR   464287432   127968   1388996 SH        SOLE         1388996
MARKET VECTORS ETF TR           COAL ETF         57060U837    10627    209525 SH        SOLE          209525